Investments (excluding Consolidated Investment Entities) - Repurchase Agreements and Securities Lending (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Securities received as collateral	$ 827.5	$ 619.5	$ 1,000.0
Payables under securities loan agreement, including collateral held	1,348.8	1,509.8	1,781.8
Securities pledged as collateral
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fair value of loaned securities	804.8	601.8	1,000.0
Cash collateral, included in Payables
Available-for-sale Securities, Including Securities Pledged [Line Items]
Payables under securities loan agreement, including collateral held	$ 827.5	$ 619.5	$ 1,000.0